Cover	Dec. 19, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2023
Entity File Number	001-40804
Entity Registrant Name	Pasithea Therapeutics Corp.
Entity Central Index Key	0001841330
Entity Tax Identification Number	85-1591963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Route 9 South
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	977-3380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KTTA
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock, par value $0.0001 per share
Title of 12(b) Security	Warrants to purchase shares of Common Stock, par value $0.0001 per share
Trading Symbol	KTTAW
Security Exchange Name	NASDAQ